Leases: - Maturities of lease liabilities (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Operating Leases
Less than one year	$ 18,542	$ 18,259
1 to 2 years	17,126	15,919
2 to 3 years	15,665	13,656
3 to 4 years	15,473	13,065
4 to 5 years	14,647	11,928
After 5 years	37,231	35,342
Total future minimum rental commitments	118,684	108,169
Less - amounts representing interest	(28,642)	(27,067)
Present value of lease liabilities	90,042	81,102
Finance Leases
Less than one year	937	993
1 to 2 years	628	708
2 to 3 years	373	421
3 to 4 years	5	129
Total future minimum rental commitments	1,943	2,251
Less - amounts representing interest	(170)	(207)
Present value of lease liabilities	$ 1,773	$ 2,044	$ 2,275